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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

RECEIVED
2010 JAN 28 AM 11:35
SEC / TM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
iShares Trust iShares MSCI ACWI ex US Financials Index Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
AXFN
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Athens, Australian Stock Exchange (ASX), Bangkok, Bogota, Borsa Italiana, Budapest, Cairo, Casablanca, Continuous, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Gretai, Hong Kong, Indonesia, Istanbul Stock Exchange, Jasdaq, Johannesburg Stock Exchange, Korea Stock Exchange, Kuala Lumpur, Lima Stock Exchange, London Stock Exchange, Mexican Stock Exchange, Micex, NYSE, National Stock Exchange Of India, OMX Nordic Exchange, Copenhagen, OMX Nordic Exchange, Helsinki, OMX Nordic Exchange, Stockholm, Oslo Stock Exchange, Philippine Stock Exchange, Prague, Santiago Stock Exchange, Sao Paulo Stock Exchange (BOVESPA), Shanghai Stock Exchange, Shenzhen, Singapore Stock Exchange, Swiss Stock Exchange (SWX), Taiwan Stock Exchange, Tel Aviv Stock Exchange, Tokyo Stock Exchange, Toronto, Vienna, Warsaw, Xetra
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

10046295

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Joan Conley

Title:
Secretary

Telephone Number:
301-978-8735

Manual Signature of Official Responsible for Form:

Date: **January 26, 2010**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2010

SEC 2449 (6-01)